Earnout Liability	6 Months Ended
Jun. 30, 2026
Earnout Liability [Abstract]
EARNOUT LIABILITY

NOTE 6 - EARNOUT LIABILITY

During 2024 the Company acquired Acroname Inc., a US company specializing in advanced automation and control technologies. With respect to the Acroname’s acquisition, the Company shall be obligated to pay Acroname’s former shareholders earn out payments of up to $7.2 million, of which an amount of $1.5 million upon completion of a development of a certain product by June 2026, and the remaining amount depending on the achievement of certain revenue, EBITDA and cashflow targets in 2024 and 2025.

The Company recorded earn-out liability in connection with these payments at fair value on the acquisition date.

Each reporting period thereafter, the Company revaluated the earn-out liability and records the changes in their fair value in the consolidated statements of operations and comprehensive loss.

Changes in the fair value of earnout liability can result from adjustments to the discount rates, revenues, profitability targets and achievement of mutual development project. This fair value measurement represents Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent period.

As of December 31, 2025, after achieving the revenue, EBITDA and cash flow targets, the Company calculated the Revenues Earnout according to the actual revenues achieved during the period starting from the Closing date and until December 31, 2025. The Revenues Earnout, amounting to $1,962 thousand, was included in the other current liabilities as of December 31, 2025, and was paid in March 2026.

As of December 31, 2025, the Company calculated the Joint Product Earnout using the probability that the targets will be achieved, a discount rate of 13.22% and expected term of 0.5 years.

As of June 30, 2026, the period for achieving the joint product target had expired, and the target had not been achieved. Accordingly, the Company has no remaining obligation in respect of the Joint Product Earnout as of that date.

The following table summarizes the activity for the earnout liability, where fair value measurement is estimated utilizing Level 3 inputs:

	Six months ended June 30, 2026	Year ended December 31, 2025
	U.S. dollars in thousands
Fair value at the beginning of the period	282	2,413
Reclassification of Revenues Earnout to other current liabilities	-	(1,962)
Change in fair value of earnout liability	(282)	(169)
Fair value at the end of the period	-	282